Goodwill and Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands		3 Months Ended
	Nov. 30, 2021	Dec. 31, 2021	Sep. 30, 2021
Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization		$ (1,238)	$ (658)
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Gross Carrying Amount		25,659	13,302
Accumulated Amortization		(1,238)	(658)
Net		24,421	12,644
Domain name
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets		$ 504	504
Helijet rights
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	5 years	5 years
Gross Carrying Amount		$ 12,357	0
Accumulated Amortization		(206)	0
Net		12,151	0
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated Amortization		(206)	0
Customer list
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		11,542	11,542
Accumulated Amortization		(957)	(645)
Net		10,585	10,897
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated Amortization		$ (957)	(645)
Customer list | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life		5 years
Customer list | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life		10 years
Trademark
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		$ 1,006	1,006
Accumulated Amortization		(51)	(9)
Net		955	997
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated Amortization		$ (51)	(9)
Trademark | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life		6 years
Trademark | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life		10 years
Developed technology
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life		3 years
Gross Carrying Amount		$ 250	250
Accumulated Amortization		(24)	(4)
Net		226	246
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated Amortization		$ (24)	$ (4)